Leases - Present Value of Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ 8
2023	7
2024	6
2025	5
2026	3
Thereafter	20
Total operating lease payments	49
Less: Imputed interest	(9)
Total lease obligations	40
Less: Current installments	(8)	$ (7)
Operating leases	32	33
Finance Leases
2022	35
2023	34
2024	34
2025	34
2026	35
Thereafter	1,030
Total finance lease payments	1,202
Less: Imputed interest	(865)
Total lease obligations	337
Less: Current installments	(4)	(2)
Finance leases	333	$ 331
Total
2022	43
2023	41
2024	40
2025	39
2026	38
Thereafter	1,050
Total lease payments	1,251
Less: Imputed interest	(874)
Total lease obligations	377
Less: Current installments	(12)
Long-term lease obligations	$ 365